Supplemental Disclosures with Respect to Cash Flows	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Notes to Financial Statements
Supplemental Disclosures with Respect to Cash Flows

13.         Supplemental Disclosures with Respect to Cash Flows

	Three Month Period Ended 31 January		Six Month Period Ended 31 January
	2020	2019	2020	2019
Cash paid during the period for interest	$—	$—	$—	$—
Cash paid during the period for income taxes	$—	$—	$—	$—

On 30 November 2019, the Company entered into a Settlement Agreement with SD whereby the Company settled an aggregate receivable amount of $590,328 in exchange for $90,315 accounts receivable from future sale of Inventory, $25,000 future credit towards the Contribution Fee, and a production equipment valued at $235,685, resulting in a loss of $239,328 (Note 19).

On 12 August 2019, the Company issued a total of 4,337,111 common shares of the Company in connection with the Purchase Agreement, NMG SD Settlement Agreement and the Lease Assignment Agreement valued at $2,752,782 (Notes 11 and 18).

On adoption of ASC 842, Lease Accounting, the Company recognized right-of-use assets (Notes 7 and 20), and a corresponding increase in lease liabilities, in the amount of $1,187,116 which represented the present value of future lease payments using a discount rate of 12% per annum.

In connection with the closing of the business combination transaction to acquire all of the issued and outstanding securities of NMG, the net proceeds of the Company’s private placements of certain subscription receipts was released to the Company from escrow in the amount of $17,786 (Note 14).

13.	Supplemental Disclosures with Respect to Cash Flows

	Year Ended 31 July
	2019	2018
Cash paid during the period for interest	$392,623	$—
Cash paid during the period for income taxes	$—	$—